Supplement to the
Fidelity® Large Cap Growth Fund, Fidelity Large Cap Value Fund, Fidelity Mid Cap Growth Fund, and Fidelity Mid Cap Value Fund
(formerly Fidelity Structured Large Cap Growth Fund, Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Growth Fund, and Fidelity Structured Mid Cap Value Fund)

March 31, 2006
Prospectus

At its July 2006 meeting, the Board of Trustees of Fidelity® Large Cap Growth Fund and Fidelity Large Cap Value Fund approved removal of the redemption fee on shares held less than 30 days effective no later than September 1, 2006. The redemption fee will not be imposed on any shares redeemed from accounts held directly with Fidelity beginning July 24, 2006. If you redeem fund shares through an intermediary prior to September 1, 2006, you should contact your intermediary for more information on whether the redemption fee will be imposed on the shares you redeem.

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The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 9.

For the periods ended December 31, 2005	Past 1 year	Life of fundA
Mid Cap Growth
Return Before Taxes	 13.56%	 7.77%
Return After Taxes on Distributions	 12.93%	 7.57%
Return After Taxes on Distributions and Sale of Fund Shares	 9.09%	 6.65%
Russell Mid-Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	 12.10%	 8.80%
Lipper Mid-Cap Funds Average (reflects no deduction for sales charges or taxes)	 9.67%	--

LMC-06-03 October 26, 2006
1.766529.114

For the periods ended December 31, 2005	Past 1 year	Life of fundA
Mid Cap Value
Return Before Taxes	 13.68%	 13.64%
Return After Taxes on Distributions	 11.56%	 12.90%
Return After Taxes on Distributions and Sale of Fund Shares	 9.85%	 11.61%
Russell Mid-Cap Value Index (reflects no deduction for fees, expenses, or taxes)	 12.65%	 15.79%
Lipper Mid-Cap Funds Average (reflects no deduction for sales charges or taxes)	 9.67%	--

A From November 15, 2001.